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                      AIM VARIABLE INSURANCE FUNDS, INC.

                       AIM V.I. AGGRESSIVE GROWTH FUND
                            AIM V.I. BALANCED FUND
                           AIM V.I. BLUE CHIP FUND
                      AIM V.I. CAPITAL APPRECIATION FUND
                      AIM V.I. CAPITAL DEVELOPMENT FUND
                    AIM V.I. DENT DEMOGRAPHIC TRENDS FUND
                       AIM V.I. DIVERSIFIED INCOME FUND
                    AIM V.I. GLOBAL GROWTH AND INCOME FUND
                        AIM V.I. GLOBAL UTILITIES FUND
                     AIM V.I. GOVERNMENT SECURITIES FUND
                             AIM V.I. GROWTH FUND
                       AIM V.I. GROWTH AND INCOME FUND
                           AIM V.I. HIGH YIELD FUND
                      AIM V.I. INTERNATIONAL EQUITY FUND
                          AIM V.I. MONEY MARKET FUND
                       AIM V.I. TELECOMMUNICATIONS FUND
                             AIM V.I. VALUE FUND

                       Supplement dated April 20, 2000
                  to the Prospectus dated February 16, 2000
                      as supplemented February 25, 2000,
              March 13, 2000, March 17, 2000 and April 19, 2000

Effective April 20, 2000, the following replaces in its entirety the table under the section "FUND MANAGEMENT: PORTFOLIO MANAGERS - AIM V.I. GLOBAL GROWTH AND INCOME FUND" on page 23 of the Prospectus:

         "o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1992.

          o Monika H. Degan, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1995. From 1991 to 1995, Ms. Degan was a Senior Financial Analyst for Shell Oil Co. Pension Trust.

          o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

          o A. Dale Griffin, III, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1989.

          o Benjamin A. Hock, Jr., Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1999. From 1994 to 1999, he was, among other offices, head of equity research at John Hancock Advisors, Inc.

          o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was an associate with JMB Realty.

          o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1994.

          o Lanny H. Sachnowitz, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1987.

          o Jonathan C. Schoolar, Senior Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1986.

          o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1990."